Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

July 31, 2018

Dates Covered
Collections Period	07/01/18 - 07/31/18
Interest Accrual Period	07/16/18 - 08/14/18
30/360 Days	30
Actual/360 Days	30
Distribution Date	08/15/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 06/30/18	316,640,031.38	21,153
Yield Supplement Overcollateralization Amount 06/30/18	9,520,637.14	0
Receivables Balance 06/30/18	326,160,668.52	21,153
Principal Payments	14,025,048.55	388
Defaulted Receivables	807,846.62	49
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 07/31/18	8,887,624.67	0
Pool Balance at 07/31/18	302,440,148.68	20,716

Pool Statistics	$ Amount	# of Accounts
Pool Factor	33.90%
Prepayment ABS Speed	1.36%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	7,052,379.93	370
Past Due 61-90 days	1,787,856.26	98
Past Due 91-120 days	414,460.11	21
Past Due 121+ days	0.00	0
Total	9,254,696.30	489

Total 31+ Delinquent as % Ending Pool Balance	3.06%
Total 61+ Delinquent as % Ending Pool Balance	0.73%
Delinquency Trigger Occurred	NO

Recoveries	526,013.85
Aggregate Net Losses/(Gains) - July 2018	281,832.77
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.04%
Prior Net Losses Ratio	1.32%
Second Prior Net Losses Ratio	1.26%
Third Prior Net Losses Ratio	1.48%
Four Month Average	1.28%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	2.01%

Overcollateralization Target Amount	13,609,806.69
Actual Overcollateralization	13,609,806.69
Weighted Average APR	3.85%
Weighted Average APR, Yield Adjusted	5.73%
Weighted Average Remaining Term	39.69

Flow of Funds	$ Amount

Collections	15,578,870.74
Investment Earnings on Cash Accounts	45,677.02
Servicing Fee	(271,800.56)
Transfer to Collection Account	0.00
Available Funds	15,352,747.20

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	430,652.81
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	13,560,887.98
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	1,361,206.41
(9)(b) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	15,352,747.20

Servicing Fee	271,800.56
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 07/16/18	302,391,229.97
Principal Paid	13,560,887.98
Note Balance @ 08/15/18	288,830,341.99

Class A-1
Note Balance @ 07/16/18	0.00
Principal Paid	0.00
Note Balance @ 08/15/18	0.00
Note Factor @ 08/15/18	0.0000000%

Class A-2
Note Balance @ 07/16/18	0.00
Principal Paid	0.00
Note Balance @ 08/15/18	0.00
Note Factor @ 08/15/18	0.0000000%

Class A-3
Note Balance @ 07/16/18	209,561,229.97
Principal Paid	13,560,887.98
Note Balance @ 08/15/18	196,000,341.99
Note Factor @ 08/15/18	74.8092908%

Class A-4
Note Balance @ 07/16/18	74,800,000.00
Principal Paid	0.00
Note Balance @ 08/15/18	74,800,000.00
Note Factor @ 08/15/18	100.0000000%

Class B
Note Balance @ 07/16/18	18,030,000.00
Principal Paid	0.00
Note Balance @ 08/15/18	18,030,000.00
Note Factor @ 08/15/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	430,652.81
Total Principal Paid	13,560,887.98
Total Paid	13,991,540.79

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	309,102.81
Principal Paid	13,560,887.98
Total Paid to A-3 Holders	13,869,990.79

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5014413
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	15.7899561
Total Distribution Amount	16.2913974

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.1797817
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	51.7591144
Total A-3 Distribution Amount	52.9388961

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 07/16/18	16,703,890.37
Investment Earnings	24,613.07
Investment Earnings Paid	(24,613.07)
Deposit/(Withdrawal)	1,361,206.41
Balance as of 08/15/18	18,065,096.78
Change	1,361,206.41

Total Reserve Amount	18,065,096.78